Goodwill and Core Deposit Intangible, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Core Deposit Intangible, Net
18.	Goodwill and Core Deposit Intangible, Net
In 2020, the Company recorded goodwill and core deposit intangible of $18,033,880 and $1,615,002, respectively, relating to the Heritage Bancorp, Inc. acquisition.
Amortization expense of the core deposit intangible (“CDI”) was $40,000 for each of the three months ended March 31, 2022 and 2021. The remaining weighted average life is 7.75 years at March 31, 2022.
Scheduled amortization of CDI at March 31, 2022 are as follows:

(Dollars in thousands)	CDI Amortization
2022 (nine months remaining)	$121
2023	162
2024	162
2025	162
2026	162
2027 and thereafter	483

$1,252

18. Goodwill and Core Deposit Intangible, Net
In 2020, the Company recorded goodwill and core deposit intangibles of $18.0 million and $1.6 million, respectively, relating to the Heritage Bancorp, Inc. acquisition (see Note 19 – Business Combinations).
Amortization expense of the core deposit intangible (“CDI”) was approximately $162,000 for each of the years ended December 31, 2021 and 2020. The remaining weighted average life is 8 years at December 31, 2021.
Scheduled amortization of CDI at December 31, 2021 are as follows:

(Dollars in thousands)	CDI Amortization
2022	$162
2023	162
2024	162
2025	162
2026	162
2027 and thereafter	482

$1,292